Estimated Aggregate Amortization Expense for Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
2015	¥ 112,790
2016	95,177
2017	75,342
2018	57,732
2019	¥ 38,123